Fair Value of Financial Assets And Liabilities - Schedule of Assumptions Used in Valuing of Tranche Obligations (Details) - Tranche Obligations	12 Months Ended
Dec. 31, 2016
Risk Free Interest Rate | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assumptions of tranche obligations	0.00
Risk Free Interest Rate | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assumptions of tranche obligations	0.53
Expected Dividend Yield
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assumptions of tranche obligations	0.00
Expected Term | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assumptions of tranche obligations term	0 years
Expected Term | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assumptions of tranche obligations term	11 months 1 day
Expected Volatility | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assumptions of tranche obligations	75.5
Expected Volatility | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assumptions of tranche obligations	89.9
Fair Value of Convertible Preferred Shares | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assumptions of tranche obligations	1.00
Fair Value of Convertible Preferred Shares | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assumptions of tranche obligations	1.58